Basis of Preparation and Significant Accounting Policies (Policies)	3 Months Ended
Dec. 31, 2022
Disclosure of voluntary change in accounting policy [abstract]
Royalties

Royalties

Royalties consist of acquired royalty interests in producing, development and exploration and evaluation stage properties. Royalties are recorded at cost and capitalized as tangible assets on a property-by-property basis. They are subsequently measured at cost less accumulated depletion and accumulated impairment losses, if any. The Company assesses the carrying costs for impairment when indicators of impairment exist. Project due diligence costs that are not related to a specific agreement are expensed in the period incurred.

Producing royalty interests are recorded at cost in accordance with IAS 16, Property, Plant and Equipment and depleted using the units-of production method over the life of the property to which the royalty relates, which is estimated using available information of proven and probable mineral reserves specifically associated with the properties and may include a portion of resources expected to be classified as mineral reserves at the mine corresponding to the specific interest.

On acquisition of a royalty, an allocation of its cost or fair value may be attributed to the exploration potential of the interest. The value of the exploration potential is accounted for in accordance with IFRS 6, Exploration and Evaluation of Mineral Resources and is not depleted until such time as the technical feasibility and commercial viability have been established at which point the value of the asset is accounted for in accordance with IAS 16, Property, Plant and Equipment.

Exploration and Evaluation Assets

Exploration and Evaluation Assets

All costs incurred prior to obtaining the legal right to undertake exploration and evaluation activities on a project are expensed in the period incurred. Exploration and evaluation costs arising following the acquisition of an exploration license are capitalized on a project-by-project basis. Costs incurred include appropriate technical and administrative overheads. Exploration assets are carried at historical cost less any impairment losses recognized. Exploration and evaluation activity includes geological and geophysical studies, exploratory drilling and sampling and resource development.

Upon demonstration of the technical feasibility and commercial viability of a project and a development decision, any past exploration and evaluation costs related to that project are subject to an impairment test and are reclassified in accordance with IAS 16, Property Plant and Equipment.

Management assesses exploration assets for impairment at each reporting period or when facts and circumstances suggest that the carrying value of capitalized exploration costs may not be recoverable.

For option payments received pursuant to mineral property option agreements where the Company acts as the optionor in the agreement, option proceeds are recognized as a credit to the amounts previously capitalized as exploration and evaluation assets. Any amounts received in excess of amounts capitalized are recorded as a credit in the consolidated statements of comprehensive loss.

Impairment of non-financial assets

Impairment of non-financial assets

At the end of each reporting period, the Company reviews the carrying amounts of its royalties and exploration and evaluation assets to determine whether there is an indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash‐generating unit to which the assets belong.

Gold Royalty Corp.

Notes to Consolidated Financial Statements

For the three months ended December 31, 2022 and the years ended September 30, 2022 and 2021

(Expressed in thousands of United States dollars unless otherwise stated)

2. Basis of preparation and Significant accounting policies (continued)

2.4 Significant accounting policies (continued)

Impairment of non-financial assets (continued)

Impairment reviews for exploration stage royalties and exploration and evaluation assets are carried out on a property-by-property basis, with each property representing a single cash generating unit. An impairment review is undertaken when indicators of impairment arise, but typically, when one of the following circumstances apply:

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The right to explore the area has expired or will expire in the near future with no expectation of renewal;
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Substantive expenditure on further exploration for and evaluation of mineral resources in the area is neither planned nor budgeted;
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No commercially viable deposits have been discovered, and the decision had been made to discontinue exploration in the area; and
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Sufficient work has been performed to indicate that the carrying amount of the expenditure carried as an asset will not be fully recovered.

Recoverable amount is the higher of an asset's (or cash-generating unit's) fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre‐tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

If the recoverable amount of an asset (or cash‐generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash‐generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in the consolidated statements of comprehensive loss.

Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash‐generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount, net of depreciation, that would have been determined had no impairment loss been recognized for the asset (or cash‐generating unit) in prior years.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents comprise of cash on deposit with banks and highly liquid short-term interest-bearing investments with a term to maturity at the date of purchase of 90 days or less which are subject to an insignificant risk of change in value.

Investment in associate

Investments in associates

Investments over which the Company exercises significant influence but which it does not control or jointly control are associates. Investments in associates are accounted for using the equity method, except when classified as held for sale. The equity method involves recording the initial investment at cost and subsequently adjusting the carrying value of the investment for the Company's proportionate share of the profit (loss), other comprehensive income (loss) and any other changes in the associate's net assets, such as further investment. The equity method requires shares of losses to be recognized only until the carrying amount of an interest in an associate is nil. Any further losses are not recognized unless the entity has a legal or constructive obligation in respect of the liabilities associated with those losses.

At each statement of financial position date, the Company considers whether there is objective evidence of impairment of its investments in associate. If there is such evidence, the Company determines the amount of impairment to record, if any, in relation to the associate.

Foreign currencies

Foreign currencies

Foreign currency transactions are translated into the functional currency of each entity using the exchange rates prevailing at the date of the transaction. Monetary assets and liabilities are translated using period end exchange rates. Foreign currency gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of loss and comprehensive loss.

Revenue recognition

Revenue recognition

Revenue is comprised of revenue earned in the period from royalty interests.

For royalty interests, revenue recognition occurs when control of the relevant commodity is transferred to the end customer by the operator of the royalty property. Revenue is measured at the fair value of the consideration received or receivable when management can reliably estimate the amount, pursuant to the terms of the royalty agreement. In some instances, the Company will not have access to sufficient information to make a reasonable estimate of consideration to which it expects to be entitled and, accordingly, revenue recognition is deferred until management can make a reasonable estimate. Differences between estimates and actual amounts are adjusted and recorded in the period that the actual amounts are known.

Related party transactions

Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Net loss per share

Net loss per share

Basic net loss per share includes no potential dilution and is computed by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period. The basic and diluted net loss per share are the same as there are no instruments that have a dilutive effect on earnings.

Segment Reporting

Segment Reporting

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses. The Company's operating segments are components of the Company's business for which discrete financial information is available and which are reviewed regularly by the Company's Chief Executive Officer to make decisions about resources to be allocated to the segment and assess its performance.

Business combinations

Business combinations

Transactions whereby the assets acquired and liabilities assumed constitute a business are business combinations. A business is defined as an integrated set of activities and assets that is capable of being conducted and managed for the purpose of providing goods or services to customers, generating investment income or generating other income from ordinary activities.

Business combinations in which the Company is identified as the acquirer are accounted for using the acquisition method of accounting, whereby identifiable assets acquired, and liabilities assumed, including contingent liabilities, are recognized at their fair values at the acquisition date. The acquisition date is the date at which the Company obtains control over the acquiree, which is generally the date that consideration is transferred, and the Company acquires the assets and assumes the liabilities of the acquiree.

It generally requires time to obtain the information necessary to identify and measure the assets acquired and liabilities assumed as of the acquisition date. If the initial accounting for a business combination is incomplete by the end of the reporting period in which the business combination occurs, the Company reports in its consolidated financial statements provisional amounts for the items for which the fair value measurement is incomplete. During the year from the acquisition date to the time the Company receives the relevant information it was seeking about facts and circumstances that existed as of the acquisition date or learns that more information is not obtainable (the "measurement period"), the Company will retrospectively adjust the provisional amounts recognized at the acquisition date to reflect new relevant information obtained about facts and circumstances that existed as of the acquisition date and, if known, would have affected the measurement of the amounts recognized as of that date, including recognizing additional assets or liabilities. The measurement period does not exceed one year from the acquisition date.

The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Company, the liabilities, including contingent consideration, incurred and payable by the Company to former owners of the acquiree and the equity interests issued by the Company. Acquisition-related costs, other than costs to issue debt or equity securities of the Company, are expensed as incurred.

At the acquisition date, non-controlling interests are recorded at their proportionate share of the fair value of identifiable net assets acquired. When the cost of the acquisition exceeds the fair value of the identifiable net assets acquired, the difference is recognized as goodwill.

The results of businesses acquired during the year are included in the consolidated financial statements from the date of acquisition.

Income taxes

Income taxes

Income tax expense represents the sum of tax currently payable and deferred tax. Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the end of each reporting period. Deferred income tax is provided using the liability method on temporary differences, at the end of each reporting period, between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Gold Royalty Corp.

Notes to Consolidated Financial Statements

For the three months ended December 31, 2022 and the years ended September 30, 2022 and 2021

(Expressed in thousands of United States dollars unless otherwise stated)

2. Basis of preparation and Significant accounting policies (continued)

2.4 Significant accounting policies (continued)

Income taxes

Deferred income tax liabilities are recognized for all taxable temporary differences, except:

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where the deferred income tax liability arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and
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in respect of taxable temporary differences associated with investments in subsidiaries, where the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred income tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carry forward of unused tax credits and unused tax losses can be utilized except:

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where the deferred income tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and
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in respect of deductible temporary differences associated with investments in subsidiaries, deferred income tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred income tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized. Unrecognized deferred income tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the end of each reporting period. Deferred income tax relating to items recognized directly in equity is recognized in equity and not in the consolidated statements of comprehensive loss.

Gold Royalty Corp.

Notes to Consolidated Financial Statements

For the three months ended December 31, 2022 and the years ended September 30, 2022 and 2021

(Expressed in thousands of United States dollars unless otherwise stated)

2. Basis of preparation and Significant accounting policies (continued)

2.4 Significant accounting policies (continued)

Income taxes (continued)

Deferred income tax assets and deferred income tax liabilities are offset if, and only if, a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend to either settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax assets or liabilities are expected to be settled or recovered.

Financial Instruments

Financial Instruments

Financial instruments are recognized in the consolidated statements of financial position on the trade date, being the date in which the Company becomes a party to the contractual provisions of the financial instrument. The Company's financial instruments consist of cash and cash equivalents, short-term and long-term investments, accounts receivable, accounts payable and accrued liabilities, lease obligation, government and bank loan, and derivative liabilities.

The Company determines the classification of financial assets at initial recognition. Short-term investments are equity instruments held for trading and are classified as fair value through profit and loss ("FVTPL"). Long-term investments in common shares are held for long-term strategic purposes and not for trading. The Company has made an irrevocable election to designate all these investments as fair value through other comprehensive income ("FVTOCI") in order to provide a more meaningful presentation based on management's intention, rather than reflecting changes in fair value in net income. Such investments are measured at fair value at the end of each reporting period, with any gains or losses arising on re-measurement recognized as a component of other comprehensive income under the classification of gain (loss) on revaluation of investments. Cumulative gains and losses are not subsequently reclassified to profit or loss. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or where the Company has opted to measure them at FVTPL.

All financial instruments are initially recorded at fair value and designated as follows:

Financial Assets	Classification
Cash and cash equivalents	Financial assets at amortized cost
Short-term investments	FVTPL
Accounts receivable	Financial assets at amortized cost
Long-term investments	FVTOCI

Financial Liabilities	Classification
Accounts payable and accrued liabilities	Financial liabilities at amortized cost
Lease obligation	Financial liabilities at amortized cost
Derivative liabilities	FVTPL
Government loan	Financial liabilities at amortized cost
Bank loan	Financial liabilities at amortized cost

Financial assets are derecognized when the contractual rights to the cash flows from the asset expire. Financial liabilities are derecognized only when the Company's obligations are discharged, cancelled or otherwise expire. On derecognition, the difference between the carrying amount (measured at the date or derecognition) and the consideration received (including any new asset obtained less any new liability obtained) is recognized in profit or loss.

Share-based payments

Share-based payments

Restricted Shares and Restricted Share Units

The fair values of restricted shares and time-based restricted share units ("RSUs") are measured at grant date and recognized over the period during which the restricted shares and RSUs vest. When restricted shares are conditional upon the achievement of a performance condition, the Company estimates the length of the expected vesting period at the grant date, based on the most likely outcome of the performance condition. The fair value of the restricted shares are determined based on the fair value of the common shares on the grant date, adjusted for minority shareholder discount, liquidity discount and other applicable factors that are generally recognized by market participants.

The fair values of restricted shares and RSUs are recognized as an expense over the vesting period based on the best available estimate of the number of restricted shares and RSUs expected to vest; that estimate will be revised if subsequent information indicates that the number of

Gold Royalty Corp.

Notes to Consolidated Financial Statements

For the three months ended December 31, 2022 and the years ended September 30, 2022 and 2021

(Expressed in thousands of United States dollars unless otherwise stated)

2. Basis of preparation and Significant accounting policies (continued)

2.4 Significant accounting policies (continued)

Share-based payments (continued)

Restricted Shares and Restricted Share Units (continued)

restricted shares and RSUs expected to vest differs from previous estimates.

Share Options

The Company uses the Black-Scholes option-pricing model to determine the grant date fair value of share options. The fair value of share options granted to employees is recognized as an expense over the vesting period with a corresponding increase in equity. An individual is classified as an employee when the individual is an employee for legal or tax purposes, provides services that could be provided by a direct employee, or has authority and responsibility for planning, directing and controlling the activities of the Company, including non-executive directors. The fair value of share options is measured at the grant date and recognized over the period during which the options vest. Consideration received on the exercise of share options is recorded as issued capital and the related share-based compensation reserve is transferred to issued capital.

Significant accounting policy judgments and sources of estimation uncertainty

Significant accounting policy judgments and sources of estimation uncertainty

The preparation of these consolidated financial statements requires management to make accounting policy judgments and make estimates and form assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. On an ongoing basis, management evaluates its accounting policy judgments and estimates in relation to assets, liabilities, income and expenses. Management uses historical experience and various other factors it believes to be reasonable under the given circumstances as the basis for its estimates. Actual outcomes may differ from these estimates under different assumptions and conditions.

Gold Royalty Corp.

Notes to Consolidated Financial Statements

For the three months ended December 31, 2022 and the years ended September 30, 2022 and 2021

(Expressed in thousands of United States dollars unless otherwise stated)

2. Basis of preparation and Significant accounting policies (continued)

2.4 Significant accounting policies (continued)

Significant accounting policy judgments and sources of estimation uncertainty (continued)

Management is required to make judgements in the application of the Company's accounting policies. The significant accounting policy judgements relevant to the current fiscal period are as follows:

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The assessment of impairment of royalty and other interests requires the use of judgments, assumptions and estimates when assessing whether there are any indicators that could give rise to the requirement to conduct a formal impairment test as well as in the assessment of fair values. When assessing whether there are indicators of impairment, management uses its judgment in evaluating the indicators such as significant changes in future commodity prices, discount rates, foreign exchange rates, taxes, operator reserve and resource estimates or other relevant information received from the operators that indicates production from royalty interests may be deferred, will not likely not occur or may be significantly reduced in the future.
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The Company's business is the acquisition of royalties through direct royalty asset acquisition or business combinations. Each royalty has its own unique terms and judgment is required to assess the appropriate accounting treatment. The assessment of whether an acquisition meets the definition of a business or whether assets are acquired is an area of judgment. In evaluating whether a transaction is a business combination management must consider if the acquired assets or entities encompass an integrated set of activities and assets that is capable of being conducted and managed for the purpose of generating income. Additionally, an optional asset concentration test may be applied. If deemed to be a business combination, applying the acquisition method to business combinations requires each identifiable asset and liability to be measured at its acquisition date fair value. The excess, if any, of the fair value of the consideration over the fair value of the net identifiable assets acquired is recognized as goodwill.
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The functional currency for each of the Company's subsidiaries is the currency of the primary economic environment in which the entity operates. Determination of functional currency may involve judgment to determine the primary economic environment and the Company reconsiders the functional currency of its entities if there is a change in events and conditions which determine the primary economic environment.

Information about significant sources of estimation uncertainty are described below.

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The Company estimates the attributable reserves and resources relating to the mineral properties underlying the royalties that are held by the Company. Reserves and resources are estimates of the amount of minerals that can be economically and legally extracted from the mining properties in which the Company has royalty interests, adjusted where applicable to reflect the Company's percentage entitlement to minerals produced from such mines. The public disclosures of reserves and resources that are released by the operators of the interests involve assessments of geological and geophysical studies and economic data and the reliance on a number of assumptions, including commodity prices and production costs. The estimates of reserves and resources may change based on additional knowledge gained subsequent to the initial assessment. Changes in the reserve or resource estimates may impact the depletion calculation and carrying value of the Company's royalty interests.